UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05128

The Swiss Helvetia Fund, Inc.

(Exact name of registrant as specified in charter)

1270 Avenue of the Americas, Suite 400

New York, NY 10020

(Address of principal executive offices) (Zip code)

Rudolf Millisits, CEO

Hottinger Capital Corp.

1270 Avenue of the Americas, Suite 400

New York, NY 10020

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-332-2760

Date of fiscal year end: December 31

Date of reporting period: July 1, 2008 – June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009

7/1/08 - 6/30/09 - ORDINARY GENERAL MEETINGS

Ticker	ISIN	HOLDINGS	Nb of Shares	Date of AGM 2009	Description of the matter voted	Proposed by the issuer (I) or the shareholder (S)	Whether the fund cast its vote on the matter	How did the Fund vote	Whether the fund cast its vote for or against board	Date Proxy Was Received	Date Proxy Was Sent In	Reason for not voting / How the fund would have voted
		BANKS

UBSN VX	CH0024899483	UBS AG	1,000,000	4/15/2009

1. Approval of the Annual Report, Consolidated Annual Report together with the Management Board Report

2. Appropriations of Annual Result

3. Elections

3.1 Re-elections to the Supervisory Board

3.1.1 Peter R. Voser

3.1.2 David Sidwell

3.1.3 Sally Bott

3.1.4 Rainer-Marc Frey

3.1.5 Bruno Gehrig

3.2 Elections to New Members to the Supervisory Board

3.2.1 Kaspar Villiger

3.2.2 Michel DeMare

3.2.3 Ann F. Godbehere

3.2.4 Axel P. Lehmann

3.3 Confirmation of Auditor- Ernst and Young AG, Basil

3.4 Confirmation of Special Auditor- BDO Visura, Zurich

4. Creation of Conditional Capital. Approval of the Article 4a.5 of the Articles of Association

5. Creation of Approved Capital. Approval of the Article 4b.2 of the Articles of Association

						I	YES	Yes to all items	For the board	4/8/2009	4/8/2009	N/A

		BIOTECHNOLOGY

ATLN VX	CH0010532478	ACTELION LTD.	124,655	4/24/2009

1. Approval of the Annual Report with Financial Report, Annual Accounts and Consolidated Accounts as per 12/31/08

2. Disposal of Annual Reports as per 12/31/08

3. Resolution on the discharge the Executive Board and Supervisory Board

4. Elections to the Board of Directors and Supervisory Board

5. Elections to the Auditor

6. Share capital for use in connection with strategic aid and/or financial business opportunities

						I	YES	Yes to all items	For the board	4/8/2009	4/8/2009	N/A

ADXN SW	CH0029850754	ADDEX PHARMACEUTICALS, LTD.	488,370	4/16/2009

1. Approval of the Annual Report, the Annual Financial Statements, and the Consolidated Financial Statements for the year 2008

2. Appropriation of the results

3. Discharge to the members of the Board of Directors and the Executive Management

4. Elections to the Board of Directors

4.1. Re-elections to the Board of Directors

4.2. Election to the Board of Directors

5. Election of the Auditors and the Group Auditors

6. Amendments to the Articles of Association

6.1 “Renewal” and increase of the Authorized Share Capital (Article 3a of the Articles of Association)

6.2 Increase of the Conditional Share Capital (Article 3b of the Articles of Association)

6.3 References to Group Auditors (Article 7 lit. c, 8 (item 2), 19 para. 2 (item 10), 20 para. 1 and 2, 21 and 22 of the Articles of Association)

						I	YES	Yes to all items	For the board	3/25/2009	3/25/2009	N/A

BANB SW	CH0012530207	BACHEM HOLDING AG	10,000	4/22/2009

1. Approval of Consolidated Annual Report, Presentation of the Auditor’s Report

2. Approval of the Annual Report, Presentation of the Auditor’s Report

3. Appropriation of Profit

4. Discharge of the members of the Supervisory Board and Executive Board of Directors

5. Appointments to the Auditor

6. Elections to the Supervisory Board (Dr. Peter Grogg, Gottlieb Knoch, Dr. Thomas Burckhardt, Prof. Dr. Hans Hengartner, Dr, Juergen Brokatzky-Geiger)

						I	YES	Yes to all items	For the board	4/14/2009	4/14/2009	N/A

BSLN SW	CH0011432447	BASILEA PHARMACEUTICA	271,860	4/29/2009

1. Approval of the annual report, financial statements, and consolidated financial statements of Basilea Pharmaceutica Ltd. for the business year 2008

2. Appropriation of the results

2a. Carry forward of the accumulated loss of CHF 240,942.

2b. Release from reserves for the purpose of offsetting accumulated loss with reserves. Release from legal reserve to free reserve in the amount of CHF 321,730,215 as well as offsetting the free reserve with the accumulated loss in the amount of CHF 240,942

3. Release of the members of the Board of Directors and of Management

4. Election to the Board of Directors

4a. Re-election of Prof. Daniel Lew (for a term of 3 years)

4b. Election of Mr. Hans-Beat Gurtler (for a term of 3 years)

						I	YES	Yes to all items	For the board	4/8/2009	4/8/2009	N/A

SANN SW	CH0027148649	SANTHERA PHARMACEUTICAL HOLDING AG	10,000	4/27/2009

1. Approval of the Annual Report, Annual Accounts and Consolidated Annual Accounts 2008: notification of the report of the Auditors and Group Auditors Report

2. Allocation of result

3. Discharge of the Board

4. Election of Juerg Ambuehl as member of the Board

5. Re-election of members of the Board:

5a. Mr. Micheal Lytton

5b. Mr. Hans Peter Hasler

5c. Mr. Timothy Rink

6. Re-election of Ernst and Young as Auditor and Group Auditor

						I	YES	Yes to all items	For the board	4/8/2009	4/8/2009	N/A

		CHEMICALS
LONN VX	CH0013841017	LONZA	10,191	4/8/2009

1. Consolidated Financial Statements of Lonza Group for 2008, Report of the Auditors

2. Annual Activity Report and Financial Statements of Lonza Group Ltd for 2008, Report of the Statutory Auditors

3. Appropriation of Available Earnings

4. Ratification of the Acts of the Members of the Board of Directors

5. Amendments of the Articles of Association (Revision and addition to Article 4)

6. Election to the board of Directors (Re-elections of Dame Julia Higgins, Patrick Aebischer, Gerhard Mayr, Rolf Soiron, Sir Richard Sykes, Peter Wilden and election of Frits van Dijk)

7. Election of the Statutory Auditors (also to act as Group Auditors)

						I	YES	Yes to all items	For the board	3/25/2009	3/25/2009	N/A

ACIN SW	CH0021190902	ACINO HOLDING AG	46,577	4/3/2009

1. Approval of financial statements and the report from the Supervisory Board

2. Distribution of dividends

3. Resolution on the discharge of the members of the Executive Board and the Supervisory Board

4. Election of Auditor

5. Re-election of the Supervisory Board

						I	YES	Yes to all items	For the board	3/13/2009	3/13/2009	N/A

		FOOD AND BEVERAGES

LISN SW	CH0010570759	LINDT & SPRUNGLI AG	135	4/16/2009

1. Approval of the Annual Report, the Financial Statements of Chocoladefabriken Lindt & Sprungli AG and the Group Consolidated Financial Statements for the year 2008

2. Discharge of the Board of Directors

3. Distribution of net earnings

4. Elections

4.1 Elections to the Board of Directors: Re-election of Dr. Franz-Peter Oesch and election of Elisabeth Gurtler

4.2 Election of Auditor: Retention of PrincewaterhouseCoopers AG for a further year

						I	YES	Yes to all items	For the board	4/14/2009	4/14/2009	NA

NESN VX	CH0012056047	NESTLE SA	2,127,000	4/23/2009

1. 2008 Management Report

1.1 2008 Annual Report, Financial Statements of Nestle SA and Consolidated Financial Statements of the Nestle Group: Reports of the Statutory Auditors

1.2 Advisory vote on the 2008 Compensation Report

2. Release of the Board of Directors and the Management

3. Appropriation of profits resulting from the balance sheet of Nestle SA

4. Elections

4.1 Re-elections to the Board of Directors (Daniel Borel, Carolina Mueller-Moehl)

4.2 Election of the Statutory Auditors

5. Capital Reduction

						I	YES	Yes to all items	For the board	4/8/2009	4/8/2009	NA

		FINANCIAL SERVICES

PGHN SW	CH0024608827	PARTNERS GROUP	22,800	4/30/2009

1. Approval annual report 2008 2. Use and allocation of earnings 3. Management compensation report

4. Share buyback and capital reduction

5. Discharge of the board of directors and executive board

6. Election to the board of directors (Urs Wietlisbach and Dr. Wolfgang Zurcher to be re-elected and Dr. Peter Wuffli to be elected)

7. Election of the group and statutory auditors

8. Miscellaneous

					I	YES	Yes to all items except item 8	For the board except item 8	4/27/2009	4/27/2009	NA

		CONSTRUCTION & MATERIALS

HOLN SW	CH0012214059	HOLCIM	70,000	5/7/2009

1. Accept Financial Statements and Statutory Reports

2. Approve discharge of Board and Senior Management

3. Approve allocation of income and omission of dividends

4. Approve creation of CHF 26.4 million pool of capital with preemptive rights for purpose of stock dividend

5.1.1 Elect Adrian Loader as Director

5.1.2 Elect Thomas Schmidheiny as Director

					I	YES	Yes to all items	For the board	4/22/2009	4/22/2009	N/A

BEAN SW	CH0001503199	BELIMO HOLDING AG	1,141	4/27/2009

1. Presentation of the Approved Financial Statement and Business Report for the company and the group. Acceptance of the Auditor’s Report

2. Resolution on the distribution of profit

3. Resolution on the discharge of the members of the Supervisory Board

4. Elections for the Supervisory Board (Werner Buck, Martin Hess, Walter Linsi, Dr. Robert Straub, Prof. Dr. Peter Wehrli)

5. Election of the Auditing Agency

					I	YES	Yes to all items	For the board	4/8/2009	4/8/2009	N/A

		INDUSTRIAL GOODS & SERVICES

IFCN SW	CH0011029946	INFICON HOLDING AG	6,440	5/5/2009

1. Approval of the Annual Report, of the Annual Account of the Inficon Holding AG and the consolidated Annual Accounts of the Inficon Group for the financial year 2008

2. Discharge of the Members of the Supervisory Board

3. Allocation of result

4. Statutory amendments

4.1 Amendment of Article 8.4

4.2 Introducing of the office period of 1 year for members of the board

4.3 Cancellation of the details on the Group Auditor

5. Re-election to the Supervisory Board

5.1 Re-election of Mr. Richard Fischer

5.2 Re-election of Mr. Mario Fontana

5.3 Re-election of Mr. Paul Otth

6. Re-election of Auditor

					I	YES	Yes to all items	For the board	4/15/2009	4/15/2009	N/A

ADEN VX	CH0012138605	ADECCO	63,649	5/13/2009

1. Approval of the Annual Report 2008

2. Appropriation of Retained Earnings

3. Granting of discharge to the members of the Board of Directors

4. Re-election of the Board of Directors (Mr. Jakob Baer, Mr. Rolf Doerig, Mr. Andreas Jacobs, Mr. Francis Mer, Mr. Thomas O’Neill, Mr. David Prince, Ms. Wanda Rapaczynski, and Ms. Judith A. Sprieser)

5. Re-election of the Auditors

6. Adaptation of the Articles of Incorporation to Statutory Revisions

7. Approval of a Share Buyback Program

					I	YES	Yes to all items	For the board	4/22/2009	4/22/2009	N/A

KNIN SW	CH0025238863	KUEHNE AND NAGEL	50,744	5/13/2009

1. Accept Financial Statements and Statutory Reports

2. Approve allocation of income and dividends of CHF 2.30 per share

3. Approve discharge of Board and Senior Management

4a. Elect Hans-Joerg Hager as Director

4b. Re-elect Joachim Hausser as Director

4c. Re-elect Klaus-Michael Kuehne as Director

4d. Re-elect Georg Obermeier as Director

4e. Re-elect Thomas Staehelin as Director

5. Ratify KPMG as Auditors

6a. Amend Articles RE: Elimination of Share Certificates

6b. Amend Articles RE: Reduction of Board terms to one year

6c. Amend Articles RE: Group Auditors

6d. Amend Article RE: Quorom Requirement for AGM resolution on dissolution of the company

					I	YES	Yes to all items	For the board	4/27/2009	4/27/2009	N/A

		PHARMACEUTICALS

NOVN VX	CH0012005267	NOVARTIS AG	891,300	2/24/2009

1. Approval of the Annual Report, the Financial Statements of Novartis Ag and the Group Consolidated Financial Statements for the business year 2008

2. Discharge from liability of the members of the Board of Directors and the Executive Committee

3. Appropriation of the Available Earnings of Novartis AG as per balance sheet and declaration of dividend

4. Reduction of Share Capital

5. Amendments to the Articles of Incorporation

5.1 The Board of Directors proposes the rejection of the following request from Ethos and eight other shareholders to amend the Articles of Incorporation (Article 18, para. 2 and Article 25, para. 3 to be added)

5.2 Purpose (Article 2, para. 3 to be added)

5.3 Auditors (Article 18 and Article 25 to be revised)

6. Election to the Board of Directors

6.1 Retirement (Prof. Peter Burckhardt MD and Prof. William W. George)

6.2 Re-elections (Prof. Srikant M. Datar Ph.D., Andreas von Planta Ph.D., Dr.-Ing. Wendelin Wiedeking and Prof. Rolf M. Zinkernagel MD to 3 year terms)

6.3 Election of a new member (Prof. William Brody MD

7. Appointment of the Auditor

					I (except 5.1)	YES	Yes to all items	For the board except for item 5.1	2/9/2009	2/9/2009	N/A

		RETAIL

GALN SW	CH0015536466	GALENICA AG	17,550	5/14/2009

1. Accept Financial Statements and Statutory Reports

2. Approve Remuneration Report

3. Approve discharge of Board and Senior Management

4. Approve allocation of income and dividends of CHF 7.00 per share

5.1.1 Reelect Stefano Pessina as Director

5.1.2 Reelect Paul Fasel as Director

5.1.3 Relect Daniella Bosshardt-Hengartner as Director

5.2 Ratify Ernstyoung AG as Auditors

					I	YES	Yes to all items	For the board	4/22/2009	4/22/2009	N/A

		TECHNOLOGY

TEMN VX	CH0012453913	TEMENOS GROUP AG	1,264,000	6/5/2009

1. 2008 Annual Report, 2008 Annual Financial Statements, 2008 Consolidated Financial Statements and the Auditors Report

2. Allocation of the balance sheet result

3. Discharge of members of the Board of Directors and Temenos Senior Management

4. Amendments of the Articles of Association

5. Elections of members of the Board of Directors

5.1 Re-election of Mr. Paul Selway-Swift (for a 3 year term)

5.1 Re-election of Mr. Mark Austen (for a 3 year term)

5.1 Re-election of Mr. Lewis Polk Rutherford (for a 3 year term)

					I	YES	Yes to all items	For the board	5/18/2009	5/18/2009	N/A

		UTILITY SUPPLIERS

BKWN SW	CH0021607004	BKW FMB ENERGIE AG	30,000	4/30/2009

1. Annual Report, Annual Accounts and Consolidated Annual Accounts 2008: Report of the Auditors

2. Allocation of Result

3. Statutory Amendments

4. Discharge to the Supervisory Board

5. Election to the Supervisory Board - Mr. Hartmut Geldmacher

6. Election of Auditors

					I	YES	Yes to all items	For the board	4/8/2009	4/8/2009	N/A

CKWN SW	CH0020603475	CENTRAL. KRAFTWERKE AG	16,095	1/30/2009

1. Annual Report, Financial statement and consolidated financial statements 2007/2008. Auditors report and group auditors report.

2. Discharge of the Board of Directors

3. Allocation of profit/loss

4. Appointment of auditor

					I	YES	Yes to all items	For the board	1/9/2009	1/9/2009	N/A

EGL SW	CH0003288229	EGL AG	1,500	1/30/2009

1. Annual Report, Financial statement and consolidated financial statements 2007/2008. Auditors report and group auditors report.

2. Discharge of the Board of Directors

3. Allocation of profit/loss

4. Appointment of auditor

					I	YES	Yes to all items	For the board	1/13/2009	1/13/2009	N/A

ALPH SW	CH0034389707	ALPIQ	35,023	4/23/2009

1. Atel Group Consolidated Financial Statements 2008

2. Annual Report and Financial Statements 2008 of the Atel Holding AG

3. Resolution on the discharges of the members of the Board of Directors

4. Appropriation/Disposal of retained earnings

5. Election of Auditors and Board of Directors

					I	YES	Yes to all items	For the board	4/8/2009	4/8/2009	N/A

REP SW	CH0016405836	RAETIA ENERGIE AG	5,000	5/12/2209

1. Annual Report, Financial statement and consolidated financial statements 2008. Auditors report and group auditors report.

2. Allocation of profit/loss

3. Discharge of the Board of directors

4. Amendments of articles

5. Election of President of Board of Directors and Auditors

					I	YES	Yes to all items	For the board	4/27/2009	4/27/2009	N/A

HREN SW	CH0025607331	ROMANDE ENERGIE	3,110	5/15/2009

1. Accept Financial Statements and Statutory Reports

2. Approve discharge of Board and Senior Management

3. Approve allocation of income and dividends of CHF 22 per share

4a. Re-elect Wolfgang Martz, Christian Budry, Bernard Grobety and Jean-Jacques Miauton as Directors and elect one new Director

4b. Ratify Ernst Young SA as Auditors

5. Transact other business (non-voting)

					I	YES	Yes to all items	For the board	4/27/2009	4/27/009	N/A

7/1/08 - 6/30/09 - EXTRAORDINARY MEETINGS

Ticker	ISIN	HOLDINGS	Nb of Shares	Date of EGM 2009	Description of the matter voted	Proposed by the issuer (I) or the shareholder (S)	Whether the fund cast its vote on the matter	How did the Fund vote	Whether the fund cast its vote for or against board	Date Proxy Was Received	Date Proxy Was Sent In	Reason for not voting / How the fund would have voted
		FINANCIAL SERVICES

BAER VX	CH0029758650	JULIUS BAER	60,000	6/30/2009

1. Conversion of legal reserves into free reserves

2. Changes of corporate purpose (amendment of Article 2.1 the Articles of Incorporation

3. Separation of Private Banking and Asset Management businesses

3.1 Distribution of a special dividend

3.2 Change of name (amendment of Article 1.1 of the Articles of Incorporation)

3.3 New Elections to the Board of Directors

3.3.1 Election of Mr. Johannes A. de Gier to the Board of Directors (for a term of two years)

3.3.2 Election of Mr. Hugh Scott-Barrett to the Board of Directors (for a term of two years)

3.3.3 Election of Mr. Dieter A. Enkelmann to the Board of Directors (for a term of two years)

4. Termination of the Share Buyback Programme 2008-2010 resolved in the year 2009

						I	YES	Yes to all items	For the board	6/9/2009	6/9/2009	N/A

		UTILITY SUPPLIERS

ATHN SW	CH0034389707	ATEL HOLDING AG	35,023	1/27/2009

1. Amendment of Article 1 of the statutes (Aim of the company)

2. Transfer of the Head Office of the company and amendment of Article 1 of the Articles of Association

3. Capital decrease

4. Election to the Supervisory Board

						I	YES	Yes to all items	For the board	1/13/2009	1/13/2009	N/A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Swiss Helvetia Fund, Inc.

By (Signature and Title)*	/s/ Rudolf Millisits
Rudolf Millisits, Chief Executive Officer

Date	July 29, 2009

*	Print the name and title of each signing officer under his or her signature.